Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets [abstract]
Loans and advances at amortised cost	£ 342,632	£ 339,115
Reverse repurchase agreements and other similar secured lending	9,031	3,379
Financial liabilities [abstract]
Repurchase agreements and other similar secured borrowing	(14,174)	(14,517)
Debt securities in issue	(75,796)	(76,369)
Subordinated liabilities	(16,341)	(18,156)	£ (20,559)
Level 1 of fair value hierarchy [member]
Financial assets [abstract]
Loans and advances at amortised cost	8,824	11,145
Reverse repurchase agreements and other similar secured lending	0	0
Financial liabilities [abstract]
Financial liabilities at amortised cost	(396,124)	(327,329)
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Level 2 of fair value hierarchy [member]
Financial assets [abstract]
Loans and advances at amortised cost	81,322	73,378
Reverse repurchase agreements and other similar secured lending	9,031	3,379
Financial liabilities [abstract]
Financial liabilities at amortised cost	(82,874)	(78,659)
Repurchase agreements and other similar secured borrowing	(14,174)	(14,517)
Debt securities in issue	(75,957)	(76,142)
Subordinated liabilities	(16,918)	(18,863)
Level 3 of fair value hierarchy [member]
Financial assets [abstract]
Loans and advances at amortised cost	250,370	250,985
Reverse repurchase agreements and other similar secured lending	0	0
Financial liabilities [abstract]
Financial liabilities at amortised cost	(2,108)	(9,819)
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	(1,856)	(2,370)
Subordinated liabilities	0	0
Not held at fair value [member]
Financial assets [abstract]
Loans and advances at amortised cost	340,516	337,510
Reverse repurchase agreements and other similar secured lending	9,031	3,379
Financial liabilities [abstract]
Financial liabilities at amortised cost	(481,106)	(415,807)
Repurchase agreements and other similar secured borrowing	(14,174)	(14,517)
Debt securities in issue	(77,813)	(78,512)
Subordinated liabilities	(16,918)	(18,863)
Carrying amount [member]
Financial assets [abstract]
Loans and advances at amortised cost	342,632	339,115
Reverse repurchase agreements and other similar secured lending	9,031	3,379
Financial liabilities [abstract]
Financial liabilities at amortised cost	(481,036)	(415,787)
Repurchase agreements and other similar secured borrowing	(14,174)	(14,517)
Debt securities in issue	(75,796)	(76,369)
Subordinated liabilities	£ (16,341)	£ (18,156)